Warrants (Details) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023	Jun. 30, 2025 ¥ / shares	Dec. 31, 2024 ¥ / shares
Class of Warrant or Right [Line Items]
Share price | (per share)	$ 15.27	$ 3.76		¥ 109.31	¥ 27.03
Risk-free interest rate	3.96%		4.26%
Volatility	58.70%		59.50%
Exercise price | (per share)	$ 69,000.00	$ 2,300.00		¥ 495,999.60	¥ 16,533.32
Warrant life (yr)	2 years 5 months 1 day	2 years 11 months 1 day